Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
3.	Cash and cash equivalents

Cash and cash equivalents, consist of the following:

	As of December 31,
	2020	2021
	USD	USD
Cash at bank	$117,412	$10,753,049
Cash on hand	22	69
Total	$117,434	$10,753,118

The carrying amounts of the Company’s bank and cash balances are denominated in the following currencies:

	As of December 31,
	2020	2021
	USD	USD
RMB	$117,434	$642,036
USD	-	10,111,082
Total	$117,434	$10,753,118

Conversion of RMB into foreign currencies is subject to the PRC’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations.